Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of cash flows - Parent [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net losses	¥ (189,507)	¥ (2,847,746)
Other operating assets	483,825	20,483,176
Other operating liabilities	(3,609,478)	(801,055)
Net cash provided by/(used in) operating activities	(3,315,160)	16,834,375
Net increase/(decrease) in cash and cash equivalents	(3,315,160)	16,834,375
Cash and cash equivalents at the beginning of year	3,315,160	7,192,877
Effect of exchange rate change on cash and cash equivalents		(20,712,092)
Cash and cash equivalents at the end of year		¥ 3,315,160